TRANSACTION AND BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
TRANSACTION AND BUSINESS COMBINATION	TRANSACTION AND BUSINESS COMBINATION
Transaction
As discussed in Note 1, on November 30, 2021, the Transaction was closed.
The Transaction was accounted for as a reverse recapitalization in accordance with US GAAP. Under this method of accounting, ION who was the legal acquirer, was treated as the “acquired” company for accounting purposes and the Transaction was treated as the equivalent of Innovid Corp. issuing stock for the net assets of ION, accompanied by a recapitalization. The net assets of ION are stated at historical cost, with no goodwill or other intangible assets recorded.
Upon the Closing of the Transaction, among other things:
All outstanding shares of Legacy Innovid common stock, Legacy Innovid redeemable convertible preferred stock (see Note 11), Legacy Innovid Warrants (see Note 8), and Secondary Sale Transaction of 6,885,486 shares to PIPE investors, were exchanged for 93,787,278 shares of common stock in Innovid Corp.

Number of shares
Legacy Innovid common stock of January 1, 2021	16,275,609
Warrant exercised	132,392
Stock option exercised	3,180,943
Conversion of redeemable convertible preferred stock into common stock	73,690,340
Conversion of Legacy Innovid Warrants	507,994
Exchanged into Innovid Corp. common stock on November 30, 2021	93,787,278
Holders of 19,585,174 shares of ION’s Class A common stock sold in its initial public offering (the “Initial Shares”) exercised their right to have such shares redeemed for a full pro rata portion of the trust account holding the proceeds from ION IPO, which was approximately $10.00 per share, or $195,888 in the aggregate. The remaining shares of ION Class A common stock, including total shares of ION Class B common stock converted to ION Class A common stock immediately prior to the Domestication, were automatically converted to 12,039,826 shares of common stock in Innovid Corp.
After giving effect to the Transaction, the redemption of Initial Shares as described above and the consummation of the PIPE Investment, there were 118,941,618 shares of common stock issued and outstanding after the close of the Transaction.
Innovid Corp received approximately $149,252 in cash proceeds, net of transaction costs paid. The Company has not paid an accrued liability of $3,185 directly related to the Transaction as of December 31, 2021.
The Company incurred transaction costs of $34,345 upon the Closing of the Transaction such as placement, third-party legal, accounting services and other professional services. Upon Closing of the Transaction, these costs were recorded as a reduction to additional paid in capital except for an amount of $2,750, which was expensed as it represented the allocation of the transaction costs associated with the warrants. Transaction costs were allocated to the warrants based on the fair value of the warrants out of the total value of the Transaction. There were also deferred underwriting fees related to ION totaling $6,199 that were paid as part of the closing of the reverse recapitalization.
The following table reconciles the elements of the Transaction to the Consolidated Statement of Cash Flows and the Consolidated Statement of Changes in Temporary Equity and Stockholders’ Equity for the year ended December 31, 2021.

Total value
Cash - ION trust account and cash, net of redemptions	55,466
Cash - PIPE Investment, net of Secondary Sale Amount of $68,855	131,145
Less: Transaction costs paid**	(31,160)
Less: Deferred underwriting fee paid	(6,199)
Proceeds from reverse recapitalization, net	149,252
Less: Accrued transaction costs not yet paid	(3,185)
Less: Company Warrant assumed as part of the Transaction	(22,791)
Plus: Transaction costs allocated to Company Warrant	2,750
Reverse recapitalization, net	$126,026
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**Including ION transaction fees and expenses paid in the amount of $26,307 on the Closing of Transaction. The remaining amount paid of $4,853 was related to Legacy Innovid transaction costs.
As a result of the Transaction, each share of Legacy Innovid redeemable convertible preferred stock and common stock was converted into the right to receive approximately 1.337 shares of the common stock of the Company.
Legacy Innovid has been determined to be the accounting acquirer based on evaluation of the following facts and circumstances:
•Legacy Innovid’s existing equity holders will have the greatest voting interest in the combined entity;
•The largest individual minority equity holder of the combined entity is an existing equity holder of Legacy Innovid;
•Legacy Innovid’s directors will represent the majority of the Innovid Corp. board of directors;
•Legacy Innovid’s senior management will be the senior management of Innovid Corp.;
•Legacy Innovid is the larger entity based on historical revenue and has the larger employee base; and
•Legacy Innovid's operations prior to the acquisition represent the ongoing operations of the combined entity.
The preponderance of evidence as described above is indicative that Legacy Innovid is the accounting acquiror in the Transaction.
The consolidated assets, liabilities and results of operations prior to the Transaction are those of Legacy Innovid. The stocks and corresponding capital amounts and losses per stock, prior to the Transaction, have been retroactively restated based on stocks reflecting the exchange ratio established in the Transactions.
The equity structure has been recast in all comparative periods up to the Closing Date to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to Legacy Innovid’s stockholders in connection with the Transaction. As such, the shares and corresponding capital amounts and earnings per share related to Legacy Innovid redeemable convertible preferred stock and Legacy Innovid common stock prior to the Transaction have been retroactively recast as shares reflecting the exchange ratio of 1.337 established in the Transaction.
Public Warrants and Private Placement Warrants
As a result of the Transaction, the Company assumed the outstanding Public Warrants to purchase 3,162,500 shares of the Company’s common stock and the outstanding Private Placement Warrants to purchase 7,060,000 shares of the Company’s common stock. Each whole Warrant entitles the registered holder to purchase one share of the Company’s common stock at a price of $11.50 per share, at any time commencing 30 days after the closing of the Transaction. The warrants expire five years after the completion of the Transaction.
Business Combination
On September 12, 2019, the Company acquired all of the shares of Dynamo Creative for a total consideration of $5,000. Dynamo Creative provides dynamic creative optimization services to advertisers and media agencies and operates mainly in the LATAM region. The primary reason for the acquisition is access to a highly skilled talent pool. The consideration is to be paid in three installments over a period as follows: (i) $4,250 on the Closing Date, (ii) $250 to be paid within 45 days and (iii) $500 to be paid within 15 months after the Closing Date. As of December 31, 2021, 2020 and 2019, the amounts remaining payable were $0, $126 and $718,respectively.
The Company accounted for the transaction using the acquisition method, which requires, among other things, that the assets acquired and liabilities assumed in a business combination be recognized at their respective estimated fair values as of the acquisition date. The following table summarizes the fair values of the assets acquired and liabilities assumed:

Total value
Cash and cash equivalents	50
Accounts receivables	417
Other current assets	7
Property and equipment	17
Other non-current assets	39
Total tangible assets	530
Customer relationships	198
Goodwill	4,555
Total assets acquired	5,283
Less: Assumed liabilities	(283)
Net assets acquired	$5,000
Goodwill - is attributable to the workforce of the acquired business and cost savings due to lower level of salaries of the acquired business. Goodwill is not deductible for income tax purposes.
Transaction costs - the Company incurred total transaction costs of $213 for the acquisition, which are included in general and administrative expenses for the year ended December 31, 2019. Acquisition related costs include legal, accounting and finder’s fees and other costs directly related to the acquisition.